Loss per share - Computation of earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to ordinary shareholders - basic	¥ (964,384)	¥ (1,244,962)	¥ (1,452,221)
Net loss attributable to ordinary shareholders - diluted	¥ (964,384)	¥ (1,244,962)	¥ (1,452,221)
Denominator:
Weighted-average ordinary shares outstanding - basic	1,528,540,765	1,325,036,140	1,213,878,050
Weighted-average ordinary shares outstanding - diluted	1,528,540,765	1,325,036,140	1,213,878,050
Net loss per share attributable to ordinary shareholders: - Basic	¥ (0.63)	¥ (0.94)	¥ (1.20)
Net loss per share attributable to ordinary shareholders: - diluted	¥ (0.63)	¥ (0.94)	¥ (1.20)